Common Shares - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands				1 Months Ended	12 Months Ended
	Mar. 10, 2020 $ / shares shares	Feb. 12, 2020 $ / shares shares	Jun. 30, 2019 shares	Feb. 29, 2020 $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 shares	Dec. 31, 2015 shares	Dec. 31, 2014 shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Apr. 30, 2020 USD ($)	Dec. 31, 2019 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Common shares, authorized													4,549,953,780
Common shares, par value | $ / shares													$ 0.00001
Common shares, shares issued													483,310,373
Common shares, shares outstanding													483,310,373
Shares issued, price per ADR | $ / shares		$ 10.5
Treasury stock, value					¥ 15,306					$ 2,219	¥ 9,545
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during the period			261,072,000					184,200,000	184,200,000
Shares, outstanding					0		0			0	0		483,310,373
Number of stock shares repurchased					16,534,600	3,436,860
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during the period				5,250,000
Shares issued, price per ADR | $ / shares				$ 10.5
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Common shares, authorized					7,000,000,000					7,000,000,000	7,000,000,000
Common shares, par value | $ / shares						$ 0.00001				$ 0.00001
Common shares, shares issued					894,456,046					894,456,046	894,456,046
Common shares, shares outstanding					873,068,986					873,068,986	886,166,726
Stock issued during the period		106,449,060					105,000,000
Common stock voting rights per share					one vote
Common Class A [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Shares, outstanding					889,603,586		889,402,546			889,603,586	889,603,586
Common Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Common shares, authorized					800,000,000					800,000,000	800,000,000
Common shares, par value | $ / shares						$ 0.00001				$ 0.00001
Common shares, shares issued					150,591,207					150,591,207	150,591,207
Common shares, shares outstanding					150,591,207					150,591,207	150,591,207
Common stock voting rights per share					15 votes
Common Class B [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Shares, outstanding					150,591,207		150,591,207			150,591,207	150,591,207
Common Class B [Member] | Huidz Holding Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Shares, outstanding		150,591,207
Common Class B [Member] | Cunjun Ma [Member]
Subsidiary, Sale of Stock [Line Items]
Shares, outstanding		150,591,207
Variable interest entity of ownership percentage		76.40%
American Depositary Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Share repurchase program authorized amount | $												$ 10,000
Number of stock shares repurchased					826,730	171,843
American Depositary Shares [Member] | Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during the period	72,453	72,453
Shares issued, price per ADR | $ / shares	$ 10.5
American Depositary Shares [Member] | IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during the period	5,322,453	5,322,453